JPMORGAN TRUST I

245 Park Avenue

New York, N.Y. 10167

October 16, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:

JPMorgan Trust I (“Trust”) on behalf of

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan California Municipal Money Market Fund

JPMorgan New York Municipal Money Market Fund

(the “Funds”)

File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

We hereby submit for filing via EDGAR pursuant to the Securities Act of 1933, as amended (1933 Act”), and Rule 385(a) thereunder, and the Investment Company Act of 1940, as amended (“1940 Act”), on behalf of the Trust, Post-Effective Amendment No. 78 (Amendment No. 79 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

The Amendment is being filed to register the Service Shares for the Funds, which are in stand-alone prospectuses for that class. We are concurrently filing post-effective amendment to the registration statement for JPMorgan Trust II (“JPMT II”), which add Service Shares to certain JPMT II Funds; these Funds are also described in the prospectuses in this Amendment.

If you have any questions or comments, please call the undersigned at (614) 248-7598.

Sincerely,

/s/ Elizabeth A. Davin

Elizabeth A. Davin, Esq.

Assistant Secretary

cc:

James O’Connor

Division of Investment Management